ASSETS HELD FOR SALE (Details 1) - USD ($)	Jun. 26, 2021	Jun. 27, 2020	Jun. 29, 2019
Carrying Amounts of the Assets Included in Assets Held for Sale:
Cash and Cash Equivalents	$ 11,873,256	$ 9,598,736	$ 32,254,404
Inventory	20,093,018	20,676,253
Other Current Assets	7,869,974	9,151,613
TOTAL CURRENT ASSETS (1)	96,678,670	72,748,975
Property and Equipment, Net	137,830,268	165,986,685
Operating Lease Right-of-Use Assets	77,422,356	100,394,078
Goodwill	32,900,457	32,900,457
TOTAL ASSETS OF SUBSIDIARIES CLASSIFIED AS HELD FOR SALE	472,463,690	574,263,553
Carrying Amounts of the Liabilities Included in Assets Held for Sale:
Accounts Payable and Accrued Liabilities	57,138,783	76,627,718
Other Current Liabilities	15,678,281	19,743,193
TOTAL CURRENT LIABILITIES (1)	288,607,580	182,831,892
Operating Lease Liabilities, Net of Current Portion	9,235,822	8,514,086
TOTAL LIABILITIES OF SUBSIDIARIES CLASSIFIED AS HELD FOR SALE	$ 726,097,309	751,152,033
Assets Held For Sale [Member]
Carrying Amounts of the Assets Included in Assets Held for Sale:
Cash and Cash Equivalents		743,271
Prepaid Expenses		7,798
Inventory		520,464
Other Current Assets		81,427
Property and Equipment, Net		717,952
Operating Lease Right-of-Use Assets		190,986
Intangible Assets, Net		5,227,288
Goodwill		4,577,242
TOTAL ASSETS OF SUBSIDIARIES CLASSIFIED AS HELD FOR SALE		12,066,428
Carrying Amounts of the Liabilities Included in Assets Held for Sale:
Accounts Payable and Accrued Liabilities		963,255
Income Taxes Payable		159,053
Other Current Liabilities		27,854
Operating Lease Liabilities, Net of Current Portion		296,694
Deferred Tax Liabilities		2,151,879
TOTAL LIABILITIES OF SUBSIDIARIES CLASSIFIED AS HELD FOR SALE		$ 3,598,735